Investment Objectives and Goals - Inside Ownership 100 ETF	May 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Inside Ownership 100 ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Inside Ownership 100 ETF (the "Fund") seeks to track the performance, before fees and expenses, of the Inside Ownership 100 Index (the "Index").